PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	Rp 8,509	Rp 9,717	Rp 10,816
Post-employment benefit expense, defined benefit plans	1,585	1,680	1,449
Amount recognised in other comprehensive income before tax adjustment	1,612	2,168	(4,455)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	928	926
Post-employment benefit expense, defined benefit plans	78	254	258
Amount recognised in other comprehensive income before tax adjustment	Rp 13	Rp 42	Rp 125